Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Provision for Income Tax	The provision for income tax consisted of the following:
	Years Ended June 30,
	2024	2023	2022
Current
Cayman Islands	$—	$—	$
Hong Kong	—	—		—
China	443,582	220,653		15,008

Deferred
Cayman Islands	—	—
Hong Kong	—	—
China	—	—
Income tax provision	$443,582	$220,653		$15,008

Schedule of Statutory Rate to Company’s Effective Tax Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	Years Ended June 30,
	2024	2023	2022
Income tax (benefit)/expense computed at applicable tax rates (25%)	25.0%	25.0%	25%
Preferential tax treatment	(0)	(6.5)	(19.2)
Effective tax rate	25%	18.5%	5.8%

Schedule of Components of Deferred Tax Assets and Liabilities	Components of deferred tax assets and liabilities were as follows:
	As of June 30,
	2024	2023	2022
Net operating loss carry forwards	$142,115	$142,115		$384,553
Deferred tax assets, gross	142,115	142,115		384,553
Valuation allowance on net operating loss	(142,115)	(142,115)		(384,553)
Deferred tax assets	$—	$—	$

Schedule of Tax Payable	The tax payable consisted of the following:
	As of June 30,
	2024	2023	2022
VAT	$366,720	75,133	$(24,298)
Income tax	675,842	250,868	35,490
Other tax	1,796	2,092	410
Tax payable	$1,044,357	$328,093	$11,601